Annual Total Returns		12 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2024
Themes Cloud Computing ETF | Themes Cloud Computing ETF Class
Prospectus [Line Items]
Annual Return [Percent]		7.26%	21.62%
Themes Copper Miners ETF | Themes Copper Miners ETF Class
Prospectus [Line Items]
Annual Return [Percent]	97.20%
Themes Cybersecurity ETF | Themes Cybersecurity ETF Class
Prospectus [Line Items]
Annual Return [Percent]		4.78%	10.86%
Themes Generative Artificial Intelligence ETF | Themes Generative Artificial Intelligence ETF Class
Prospectus [Line Items]
Annual Return [Percent]		5.60%	41.18%
Themes Global Systemically Important Banks ETF | Themes Global Systemically Important Banks ETF Class
Prospectus [Line Items]
Annual Return [Percent]		61.26%	33.06%
Themes Gold Miners ETF | Themes Gold Miners ETF Class
Prospectus [Line Items]
Annual Return [Percent]		170.94%	27.09%
Themes Humanoid Robotics ETF | Themes Humanoid Robotics ETF Class
Prospectus [Line Items]
Annual Return [Percent]		54.45%
Themes Lithium & Battery Metal Miners ETF | Themes Lithium & Battery Metal Miners ETF Class
Prospectus [Line Items]
Annual Return [Percent]		88.84%
Themes Semiconductors ETF | Themes Semiconductors ETF Class
Prospectus [Line Items]
Annual Return [Percent]		88.84%
Themes Natural Monopoly ETF | Themes Natural Monopoly ETF Class
Prospectus [Line Items]
Annual Return [Percent]		12.98%	11.23%
Themes Silver Miners ETF | Themes Silver Miners ETF Class
Prospectus [Line Items]
Annual Return [Percent]		174.99%
Themes Transatlantic Defense ETF | Themes Transatlantic Defense ETF Class
Prospectus [Line Items]
Annual Return [Percent]		50.00%
Themes Uranium & Nuclear ETF | Themes Uranium & Nuclear ETF Class
Prospectus [Line Items]
Annual Return [Percent]		48.78%
Themes US Infrastructure ETF | Themes US Infrastructure ETF Class
Prospectus [Line Items]
Annual Return [Percent]		48.78%
Themes US Cash Flow Champions ETF | Themes US Cash Flow Champions ETF Class
Prospectus [Line Items]
Annual Return [Percent]		15.63%	17.70%
Themes US R&D Champions ETF | Themes US R&D Champions ETF Class
Prospectus [Line Items]
Annual Return [Percent]		12.30%	15.61%
Themes US Small Cap Cash Flow Champions ETF | Themes US Small Cap Cash Flow Champions ETF Class
Prospectus [Line Items]
Annual Return [Percent]		9.52%	16.40%